Segment information - Reconciliation from the Adjusted EBITA to the consolidated net income (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)
Share-based compensation expense		¥ (37,491)	¥ (20,075)	¥ (15,995)
Amortization of intangible assets	$ (1,599)	(10,727)	(7,120)	(5,122)
Impairment of goodwill		0	(494)	0
Settlement of U.S. federal class action lawsuit		(1,679)
Consolidated income from operations	8,506	57,084	69,314	48,055
Interest and investment income, net	6,572	44,106	30,495	8,559
Interest expenses	(773)	(5,190)	(3,566)	(2,671)
Other income, net	32	221	4,160	6,086
Income tax expenses	(2,466)	(16,553)	(18,199)	(13,776)
Share of results of equity investees		566	(20,792)	(5,027)
Net income	$ 11,955	80,234	61,412	41,226
Total segments
Adjusted EBITA		113,242	102,000	72,289
Share-based compensation expense		(30,788)	(16,589)	(11,666)
Amortization of intangible assets		(10,491)	(6,794)	(4,804)
Consolidated income from operations		71,963	78,617	55,819
Unallocated
Adjusted EBITA		(6,261)	(4,997)	(3,117)
Share-based compensation expense		(6,703)	(3,486)	(4,329)
Amortization of intangible assets		(236)	(326)	(318)
Impairment of goodwill			(494)
Settlement of U.S. federal class action lawsuit		(1,679)
Consolidated income from operations		¥ (14,879)	¥ (9,303)	¥ (7,764)